Schedule of Cash Distributions to Members (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2013	Dec. 31, 2012 Date One [Member]	Dec. 31, 2011 Date One [Member]	Dec. 31, 2012 Date Two [Member]	Dec. 31, 2011 Date Two [Member]	Dec. 31, 2012 Date Three [Member]	Dec. 31, 2011 Date Three [Member]	Dec. 31, 2012 Date Four [Member]	Dec. 31, 2011 Date Four [Member]
Cash distribution to members
Declaration Date		Oct. 24, 2012	Oct. 25, 2011	Jul. 25, 2012	Jul. 27, 2011	Apr. 25, 2012	Apr. 27, 2011	Feb. 14, 2012	Feb. 15, 2011
Payment Date		Oct. 30, 2012	Oct. 26, 2011	Jul. 31, 2012	Jul. 28, 2011	May 01, 2012	Apr. 28, 2011	Feb. 21, 2012	Feb. 16, 2011
Amount	$ 50	$ 70	$ 65	$ 50	$ 40	$ 60	$ 20	$ 45	$ 20